Long-term investments	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
Long-term investments
10.	Long-term investments
Long-term investments consist of investments in privately held companies. The following table sets forth the changes in the Group’s Long-term investments:

	Cost Method	Equity Method	Total
	RMB	RMB	RMB
Balance as of December 31, 2017	—	6,439	6,439

Investments made	35,000	19,259	54,259
Loss from equity method investments	—	(2,652)	(2,652)
Less: Foreign currency translation adjustments	—	(8)	(8)

Balance as of December 31, 2018	35,000	23,038	58,038
Investments made	50,000	6,500	56,500
Loss from equity method investments	—	(8,149)	(8,149)
Less: Foreign currency translation adjustments	—	2,214	2,214

Balance as of December 31, 2019	85,000	23,603	108,603

Cost method investment
In December 2018, the Group invested in 5% equity interest of Fullerton Credit (Chongqing) Co., Ltd (“Chongqing Fullerton”) by purchasing ordinary shares, with a total cash consideration of RMB35,000. The investment was accounted for under the cost method as the Group had no significant influence over the investee and Chongqing Fullerton had no readily determinable fair value.
In June 2019, the Group invested in 9.09% equity interest of Bene Internet Technology Co., Ltd. (“Bene Info”) by purchasing ordinary shares with a total consideration of RMB50,000. The investment was accounted for under the cost method as the Group had no significant influence over the investee and Bene Info had no readily determinable fair value.
As of December 31, 2018 and 2019, the carrying value of cost method investments without readily determinable fair value was RMB35,000 and RMB85,000, respectively. As of December 31, 2018 and 2019, no impairment was recognized on the cost method investment.
Equity method investment
In October 2017, the Group invested in 27% equity interests of Pivot Fintech PTE. Ltd (“Pivot”) by purchasing ordinary shares with a total consideration of RMB8,821. For the years ended December 31, 2017, 2018 and 2019, the Group recognized its proportionate share of the equity investee’s net loss into earnings in the amount of RMB2,455, RMB962 and RMB1,349, respectively.
In April, 2018, the Group entered an agreement with United Overseas Bank Limited (“UOB”) to establish a joint venture of Avatec.ai (S) Pte. Ltd (“Avatec”) in Singapore to develop the lending platform so as to providing credit services and solutions, focusing on data technology based credit assessment, scoring and selection with commercial applications, and supporting consumer and small and medium enterprise lending activities. The Group invested in Avatec through purchase of its ordinary shares, with a total cash consideration of RMB19,259 to obtain 40% shareholding interests. For the years ended December 31, 2018 and 2019, the Group recognized the Group’s proportionate share of the equity investee’s net loss into earnings in the amount of RMB1,690 and RMB5,972, respectively.
In June 2019, The Group acquired 25% equity interest of Beijing Ruisasi Technology Co., Ltd. (“Beijing Ruisasi”) by purchasing its ordinary shares from an agreement with an unaffiliated party with a total cash consideration of RMB6,500. The consideration is higher than its interest in the investees’ underlying net assets as the investment was recognized. The basis difference of RMB5,931 relates to equity method goodwill upon acquisition of Beijing Ruisasi’s equity interest. For the year ended December 31, 2019, the Group recognized the Group’s proportionate share of the equity investee’s net loss into earnings in the amount of RMB828.
For the years ended December 31, 2017, 2018 and 2019, there were no impairment on the equity method investment.